	CLIFFORD CAPITAL PARTNERS FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
97.89%	COMMON STOCKS
8.43%	COMMUNICATION SERVICES
	Millicom International Cellular S.A.	82,000	$3,072,540
	The Walt Disney Co.	37,400	4,637,974
	Warner Bros. Discovery, Inc.(A)	237,000	2,716,020
			10,426,534
15.28%	CONSUMER DISCRETIONARY
	eBay, Inc.	45,900	3,417,714
	LKQ Corp.	53,000	1,961,530
	NIKE, Inc.	63,400	4,503,936
	OPENLANE, Inc.(A)	162,800	3,980,460
	Perdoceo Education Corp.	154,000	5,034,260
			18,897,900
13.06%	CONSUMER STAPLES
	Kenvue, Inc.	189,600	3,968,328
	Keurig Dr Pepper, Inc.	157,400	5,203,644
	Reynolds Consumer Products, Inc.	162,200	3,474,324
	Sysco Corp.	46,300	3,506,762
			16,153,058
4.69%	ENERGY
	Delek US Holdings, Inc.	184,900	3,916,182
	Green Plains, Inc.(A)	313,000	1,887,390
			5,803,572
19.79%	FINANCIALS
	Columbia Banking System, Inc.	71,000	1,659,980
	Community Trust Bancorp, Inc.	65,300	3,455,676
	EVERTEC, Inc.	99,700	3,594,185
	Fidelity National Information Services, Inc.	45,700	3,720,437
	Glacier Bancorp, Inc.	105,000	4,523,400
	NCR Atleos Corp.(A)	169,500	4,835,835
	Rocket Cos, Inc.	188,900	2,678,602
			24,468,115
	CLIFFORD CAPITAL PARTNERS FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
19.86%	HEALTH CARE
	Becton Dickinson & Co.	17,500	$3,014,375
	Cardinal Health, Inc.	31,600	5,308,800
	Henry Schein, Inc.(A)	54,400	3,973,920
	Humana, Inc.	9,500	2,322,560
	Johnson & Johnson	34,100	5,208,775
	Solventum Corp.(A)	62,300	4,724,832
			24,553,262
9.99%	INDUSTRIALS
	Everus Construction Group, Inc.(A)	30,800	1,956,724
	HNI Corp.	66,500	3,270,470
	RTX Corp.	27,000	3,942,540
	United Parcel Service, Inc. Class B	31,600	3,189,704
			12,359,438
6.78%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	55,700	3,864,466
	Dolby Laboratories, Inc.	60,900	4,522,434
			8,386,900
97.89%	TOTAL COMMON STOCKS		121,048,779
2.07%	MONEY MARKET FUND
	Federated Inst'l Prime Obligations Fund 4.34%(B)	2,554,799	2,554,914
99.95%	TOTAL INVESTMENTS		123,603,693
0.05%	Other assets, net of liabilities		56,169
100.00%	NET ASSETS		$123,659,862

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2025

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCKS		$121,048,779			121,048,779
MONEY MARKET FUND		2,554,914			2,554,914
TOTAL INVESTMENTS		123,603,693	-	-	$123,603,693

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $102,524,954, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,976,748
Gross unrealized depreciation	(2,898,009)
Net unrealized appreciation	$21,078,739